Organization and Principal Activities - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Aug. 31, 2018 CNY (¥)
Organization And Principal Activities [Line Items]
Loss Contingency estimated | ¥					¥ 20,000
Total net revenues	$ 678,269	¥ 4,663,440	¥ 2,184,816	¥ 796,904
ADS [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares	17,250,000	17,250,000
Common Class A [Member]
Organization And Principal Activities [Line Items]
Number of ADS issued and sold in IPO ,in shares	17,250,000	17,250,000	992,456
Class A-1 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into Class A ordinary shares	17,647,058	17,647,058
Class A-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into Class A ordinary shares	4,411,765	4,411,765
Class B-2 Preferred Shares [Member]
Organization And Principal Activities [Line Items]
Number of shares converted into Class A ordinary shares	64,488,235	64,488,235
Guangzhou Huaduo Network Technology Company Limited [Member]
Organization And Principal Activities [Line Items]
Capital contribution | ¥			¥ 100,000	100,000
Guangzhou Huaduo Network Technology Company Limited [Member] | Chief Executive Officer [Member]
Organization And Principal Activities [Line Items]
VIE equity interest			0.99%
Guangzhou Huaduo Network Technology Company Limited [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member] | Exclusive Technology Support and Technology Services Agreement [Member]
Organization And Principal Activities [Line Items]
Agreement expiration year	2028	2028
Period of prior written notice required to terminate the agreement	30 days	30 days
Guangzhou Huaduo Network Technology Company Limited [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member] | Exclusive Business Cooperation Agreement [Member]
Organization And Principal Activities [Line Items]
Agreement expiration year	2039	2039
Period of prior written notice required to terminate the agreement	30 days	30 days
Guangzhou Huaduo Network Technology Company Limited [Member] | Huanju Shidai Technology (Beijing) Company Limited [Member] | Exclusive Option Agreement [Member]
Organization And Principal Activities [Line Items]
Term of agreement	10 years	10 years
Guangzhou Huya Information Technology Company Limited [Member]
Organization And Principal Activities [Line Items]
VIE equity interest	100.00%	100.00%
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Business Cooperation Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days	30 days
Term of agreement	10 years	10 years
Extended term	10 years	10 years
Total net revenues | ¥		¥ 420,165	¥ 8,547	¥ 0
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Exclusive Purchase Option Agreement [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days	30 days
Term of agreement	10 years	10 years
Extended term	10 years	10 years
Guangzhou Huya Information Technology Company Limited [Member] | Guangzhou Huya Technology Co Ltd [Member] | Power Of Attorney [Member]
Organization And Principal Activities [Line Items]
Period of prior written notice required to terminate the agreement	30 days	30 days
Term of agreement	10 years	10 years
Copyright Infringement Claim [Member]
Organization And Principal Activities [Line Items]
Loss Contingency estimated | ¥			¥ 20,000